Debt Securities (Details) - Schedule of Unvested Warrants - $ / shares	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Debt Securities (Details) - Schedule of Unvested Warrants [Line Items]
Weighted average Grant Date Fair Value Per warrant, Unvested beginning balance (in Dollars per share)	$ 5.22	$ 5.22	$ 5.22
Weighted average Grant Date Fair Value Per warrant, Vested (in Dollars per share)	5.64	5.64	5.64
Weighted average Grant Date Fair Value Per warrant, Unvested ending balance (in Dollars per share)	$ 5.22	$ 5.22	$ 5.22	$ 5.22
Warrant [Member]
Debt Securities (Details) - Schedule of Unvested Warrants [Line Items]
Number of warrants unvested, beginning balance	518,292	548,780	548,780
Number of Warrants, Granted				67,407
Number of Warrants, Vested	(30,488)	(30,488)	(30,488)	(67,407)
Number of Warrants, Forfeited
Number of warrants unvested, ending balance	487,804	518,292	457,316	548,780